MBRs	12 Months Ended
Dec. 31, 2022
MRBs [Abstract]
MRBs	10. MRBs

The following table reconciles MRBs (in millions) to MRB assets and MRB liabilities on the Consolidated Balance Sheets:

	As of December 31, 2022			As of December 31, 2021
			Net			Net
			(Assets)			(Assets)
	Assets	Liabilities	Liabilities	Assets	Liabilities	Liabilities
Variable Annuities	$2,666	$2,004	$(662)	$1,784	$4,182	$2,398
Fixed Annuities	117	72	(45)	91	205	114
Retirement Plan Services	24	2	(22)	13	12	(1)
Total MRBs	$2,807	$2,078	$(729)	$1,888	$4,399	$2,511

The following table summarizes the balances of and changes in net MRB (assets) liabilities (in millions):

	As of or For the Year Ended			As of or For the Year Ended
	December 31, 2022			December 31, 2021
			Retirement			Retirement
	Variable	Fixed	Plan	Variable	Fixed	Plan
	Annuities	Annuities	Services	Annuities	Annuities	Services
Balance as of beginning-of-year	$2,398	$114	$(1)	$5,207	$118	$9
Balance as of beginning-of-year, before the effect
of changes in non-performance risk	4,823	158	12	8,799	170	21
Issuances	12	-	(3)	29	-	1
Attributed fees collected	1,571	32	6	1,667	32	5
Benefit payments	(63)	-	-	(24)	-	-
Effect of changes in interest rates	(9,346)	(232)	(55)	(2,935)	(57)	(8)
Effect of changes in equity markets	4,293	12	18	(2,837)	(5)	(12)
Effect of changes in equity index volatility	(225)	14	(1)	(6)	(2)	(1)
In-force updates and other changes in MRBs (1)	661	10	3	(134)	8	5
Effect of changes in future expected
policyholder behavior	(158)	1	-	293	12	1
Effect of changes in other future expected
assumptions (2)	(57)	-	-	(29)	-	-
Balance as of end-of-year, before the effect of
changes in non-performance risk	1,511	(5)	(20)	4,823	158	12
Effect of cumulative changes in
non-performance risk	(2,173)	(40)	(2)	(2,425)	(44)	(13)
Balance as of end-of-year	(662)	(45)	(22)	2,398	114	(1)
Less: ceded MRB assets (liabilities)	294	-	-	4,091	-	6
Balance as of end-of-year, net of reinsurance	$(956)	$(45)	$(22)	$(1,693)	$114	$(7)

Weighted-average age of policyholders (years)	71	68	63	71	67	62
Net amount at risk (3)	7,974	171	15	906	122	3

(1)Consists primarily of changes in MRB assets and liabilities related to differences between separate account fund performance and modeled indices and other changes such as actual to expected policyholder behavior.

(2)Consists primarily of the update of fund mapping, volatility and other capital market assumptions.

(3)Net amount at risk (“NAR”) is the current guaranteed minimum benefit in excess of the current account balance as of the balance sheet date. For GLBs, the guaranteed minimum benefit is calculated based on the present value of GLB payments. Our variable annuity products may offer more than one type of guaranteed benefit rider to a policyholder. In instances where more than one guaranteed benefit feature exists in a contract, the guaranteed benefit rider that provides the highest NAR is used in the calculation.

For the year ended December 31, 2022, Variable Annuities had a favorable impact from updates to policyholder benefit utilization behavior and fund mapping and volatility assumptions.

For the year ended December 31, 2021, Variable Annuities had an unfavorable impact from updates to policyholder benefit utilization behavior assumptions, partially offset by favorable updates to fund mapping and volatility assumptions.

For the years ended December 31, 2022 and 2021, Fixed Annuities and Retirement Plan Services did not have any significant assumption updates.

See “MRBs” in Note 1 and Note 17 for details related to our fair value judgments, assumptions, inputs and valuation methodology.